Collaboration and License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration and License Agreements

10. Collaboration and License Agreements

The Company has certain obligations under license agreements with third parties that include annual maintenance fees and payments that are contingent upon achieving various development, regulatory and commercial milestones. Pursuant to these license agreements, the Company is required to make milestone payments if certain development, regulatory and commercial milestones are achieved, and may have certain additional research funding obligations. Also, pursuant to the terms of each of these license agreements, when and if commercial sales of a product commence, the Company will pay royalties to its licensors on net sales of the respective products.

Aviragen Agreement

Under the Company’s agreement with Aviragen (see Note 7) for certain intellectual property and know-how relating to developing a gyrase inhibitor to develop therapies for Gram-negative infections, the Company is obligated to make milestone payments of up to an aggregate of $12.0 million upon the achievement of specified clinical, regulatory and commercial milestones and to pay royalties of low single-digit percentages based on net sales of products the Company acquired under the agreement.

Cantab License Agreement

Under the Cantab Agreements (see Note 7), the Company is obligated to make milestone payments of up to $5.8 million upon the achievement of specified clinical and regulatory milestones and a payment of £5.0 million ($7.0 million and $6.7 million as of March 31, 2018 and December 31, 2017, respectively) upon the achievement of a specified commercial milestone. In addition, the Company has agreed to pay to PBB royalties, on a product-by-product and country-by-country basis, of a low single-digit percentage based on net sales of products licensed under the agreement.

The Cantab Agreements continue indefinitely, with royalty payment obligations thereunder continuing on a product-by-product and country-by-country basis until the later of ten years after the first commercial sale of such product in such country or the expiration in such country of the last to expire valid claim of any of the applicable patents.

Vertex License Agreement

In May 2016, the Company entered into an agreement with Vertex Pharmaceuticals Incorporated (“Vertex”) whereby Vertex granted the Company certain know-how and a sublicense to research, develop, manufacture and sell products for a proprietary compound, as well as a transfer of materials. In exchange for the know-how, sublicense and materials, Spero paid Vertex an upfront, one-time, nonrefundable, non-creditable fee of $0.5 million, which was recognized as research and development expense. As part of the agreement, the Company is obligated to make future milestone payments of up to $81.1 million upon the achievement of specified clinical, regulatory and commercial milestones and to pay Vertex tiered royalties, on a product-by-product and country-by-country basis, of a mid single-digit to low double-digit percentage based on net sales of products licensed under the agreement.

The agreement continues in effect until the expiration of all payment obligations thereunder, with royalty payment obligations continuing on a product-by-product and country-by-country basis until the later of ten years after the first commercial sale of such product in such country or the date of expiration in such country of the last to expire applicable patent. Further, Vertex has the right to terminate the agreement if provided with notification from the Company of intent to cease all development or if no material development or commercialization efforts occur for one year.

Meiji License Agreement

In June 2017, the Company entered into agreements with Meiji Seika Pharma Co. Ltd. (“Meiji”), a Japanese corporation, whereby Meiji granted to the Company certain know-how and a license to research, develop, manufacture and sell products for a proprietary compound in the licensed territory. In exchange for the know-how and license, the Company paid Meiji an upfront, one-time, nonrefundable, non-creditable fee of $0.6 million, which was recognized as research and development expense. As part of the agreement, the Company is obligated to make milestone payments of up to $3.0 million upon the achievement of specified clinical and regulatory milestones, to pay royalties, on a product-by-product and country-by-country basis, of a low single-digit percentage based on net sales of products licensed under the agreement and to pay Meiji a low double-digit percentage of any sublicense fees received by the Company up to $7.5 million. In October 2017, the Company paid a $1.0 million milestone payment to Meiji upon the enrollment of the first patient in the Company’s Phase 1 clinical trial of SPR994. The payment was recorded as research and development expense in the statement of operations and comprehensive loss for the year ended December 31, 2017.

The agreement continues in effect until the expiration of all payment obligations thereunder (including royalty payments and licensee revenue) on a product-by-product and country-by-country basis, unless earlier terminated by the parties. Pursuant to the terms of the agreement, in addition to each party’s right to terminate the agreement upon the other party’s material breach (if not cured within a specified period after receipt of notice) or insolvency, the Company also has unilateral termination rights (i) in the event that the Company abandons the development and commercialization of SPR994 for efficacy, safety, legal or business factors, and (ii) under certain circumstances arising out of the head license with a global pharmaceutical company.

Northern License Agreement

In June 2017, in connection with the repurchase of all of the outstanding shares of Spero Potentiator (see Note 6), the Company amended its license agreement with Northern such that the Company agreed to pay Northern up to $7.0 million upon the achievement of specified clinical, regulatory and other milestones, including a total payment of $2.5 million upon the closing of an initial public offering. In addition, under an exchange agreement the Company entered into with Northern, the Company is obligated to make a payment to Northern of $0.1 million upon the closing of an initial public offering. The agreement has a perpetual term and no express termination rights. Upon the closing of the Company’s IPO in November 2017, the Company paid $2.6 million to Northern in connection with both the license and exchange agreements. This payment was recorded as research and development expense in the Company’s statement of operations and comprehensive loss for the year ended December 31, 2017.

13. Collaboration and License Agreements

The Company has certain obligations under license agreements with third parties that include annual maintenance fees and payments that are contingent upon achieving various development, regulatory and commercial milestones. Pursuant to these license agreements, the Company is required to make milestone payments if certain development, regulatory and commercial milestones are achieved, and may have certain additional research funding obligations. Also, pursuant to the terms of each of these license agreements, when and if commercial sales of a product commence, the Company will pay royalties to its licensors on net sales of the respective products.

Roche Collaboration Agreements

In April 2014, the Company and Roche entered into a research and development services and support agreement (“Research and Development Agreement”) and an option agreement (“Option Agreement”), whereby the Company was required to use its best efforts to research and develop a specified asset, while Roche would provide partial funding as well as participate on a joint steering committee for the development of this asset. As part of these agreements, the Company provided Roche with the option to participate in the Company’s next financing subsequent to April 2014 in an amount up to $2.0 million at 90.0% of the per unit price of the related financing (see Note 3). The subsequent financing occurred in June 2015 and, as Roche elected not to exercise its option, the option expired.

As consideration for the agreements, Roche made nonrefundable upfront payments aggregating to $2.0 million in 2014 and paid annual nonrefundable maintenance fees of $1.0 million in 2015. Due to the cooperative nature of the development plans as driven by the joint steering committee and the partial defrayment of development costs, the nonrefundable payments were considered reductions to research and development expense. Upon receipt, the payments the Company received in 2014 and 2015 from Roche were deferred and were recognized as reductions to research and development expense.

In June 2016, the Company provided notification to Roche that it intended to terminate its Research and Development Agreement with Roche based on its rights under the agreement, effective August 2016, resulting in a recognition of the remaining deferred advance research and development payments. There was no termination fee required under the agreement. Related to payments received under the concluded collaboration, the Company recognized reductions of research and development expense of $0.9 million and $1.5 million for the years ended December 31, 2016 and 2015, respectively.

MGH License Agreement

In March 2014, the Company entered into a license agreement with The General Hospital Corporation, doing business as Massachusetts General Hospital, (“MGH”) to obtain an exclusive worldwide license to research, develop, manufacture and sell products based on technology related to inhibitors of bacteria quorum sensing and technology pertaining to the methods for identifying compounds for treating, reducing or preventing pathogenic infections.

Upon signing of the license agreement, the Company issued to MGH 24,681 common units. The Company also agreed to reimburse MGH for all patent costs related to the exclusive patent for the duration of the agreement. In November 2016, the Company terminated its license agreement with MGH. There were no termination payments required.

Ascenion License Agreement

In September 2014, the Company entered into a license agreement with Ascenion GmbH (formerly known as Helmholtz Zentrum fur Infektionsforschung GmbH) to obtain an exclusive worldwide license to research, develop, manufacture and sell products based on Ascenion’s PqsR modulator technology. Upon signing of the license agreement, the Company issued to Ascenion 9,625 common units. In November 2016, the Company terminated its license agreement with Ascenion. There were no termination payments required.

Aviragen Agreement

Under the Company’s agreement with Aviragen (see Note 9) for certain intellectual property and know-how relating to developing a gyrase inhibitor to develop therapies for Gram-negative infections, the Company is obligated to make milestone payments of up to an aggregate of $12.0 million upon the achievement of specified clinical, regulatory and commercial milestones and to pay royalties of low single-digit percentages based on net sales of products the Company acquired under the agreement.

Cantab License Agreement

Under the Cantab Agreements (see Note 9), the Company is obligated to make milestone payments of up to $5.8 million upon the achievement of specified clinical and regulatory milestones and a payment of £5.0 million ($6.7 million and $6.2 million as of December 31, 2017 and 2016, respectively)) upon the achievement of a specified commercial milestone. In addition, the Company has agreed to pay to PBB royalties, on a product-by-product and country-by-country basis, of a low single-digit percentage based on net sales of products licensed under the agreement.

The Cantab Agreements continue indefinitely, with royalty payment obligations thereunder continuing on a product-by-product and country-by-country basis until the later of ten years after the first commercial sale of such product in such country or the expiration in such country of the last to expire valid claim of any of the applicable patents.

Vertex License Agreement

In May 2016, the Company entered into an agreement with Vertex Pharmaceuticals Incorporated (“Vertex”) whereby Vertex granted the Company certain know-how and a sublicense to research, develop, manufacture and sell products for a proprietary compound, as well as a transfer of materials. In exchange for the know-how, sublicense and materials, Spero paid Vertex an upfront, one-time, nonrefundable, non-creditable fee of $0.5 million, which was recognized as research and development expense. As part of the agreement, the Company is obligated to make future milestone payments of up to $81.1 million upon the achievement of specified clinical, regulatory and commercial milestones and to pay Vertex tiered royalties, on a product-by-product and country-by-country basis, of a mid single-digit to low double-digit percentage based on net sales of products licensed under the agreement.

The agreement continues in effect until the expiration of all payment obligations thereunder, with royalty payment obligations continuing on a product-by-product and country-by-country basis until the later of ten years after the first commercial sale of such product in such country or the date of expiration in such country of the last to expire applicable patent. Further, Vertex has the right to terminate the agreement if provided with notification from the Company of intent to cease all development or if no material development or commercialization efforts occur for one year.

Meiji License Agreement

In June 2017, the Company entered into agreements with Meiji Seika Pharma Co. Ltd. (“Meiji”), a Japanese corporation, whereby Meiji granted to the Company certain know-how and a license to research, develop, manufacture and sell products for a proprietary compound in the licensed territory. In exchange for the know-how and license, the Company paid Meiji an upfront, one-time, nonrefundable, non-creditable fee of $0.6 million, which was recognized as research and development expense. As part of the agreement, the Company is obligated to make milestone payments of up to $3.0 million upon the achievement of specified clinical and regulatory milestones, to pay royalties, on a product-by-product and country-by-country basis, of a low single-digit percentage based on net sales of products licensed under the agreement and to pay Meiji a low double-digit percentage of any sublicense fees received by the Company up to $7.5 million. In October 2017, the Company paid a $1.0 million milestone payment to Meiji upon the enrollment of the first patient in the Company’s Phase 1 clinical trial of SPR994. The payment was recorded as research and development expense in the statement of operations and comprehensive loss for the year ended December 31, 2017.

The agreement continues in effect until the expiration of all payment obligations thereunder (including royalty payments and licensee revenue) on a product-by-product and country-by-country basis, unless earlier terminated by the parties. Pursuant to the terms of the agreement, in addition to each party’s right to terminate the agreement upon the other party’s material breach (if not cured within a specified period after receipt of notice) or insolvency, the Company also has unilateral termination rights (i) in the event that the Company abandons the development and commercialization of SPR994 for efficacy, safety, legal or business factors, and (ii) under certain circumstances arising out of the head license with a global pharmaceutical company.

Northern License Agreement

In June 2017, in connection with the repurchase of all of the outstanding shares of Spero Potentiator (see Note 9), the Company amended its license agreement with Northern such that the Company agreed to pay Northern up to $7.0 million upon the achievement of specified clinical, regulatory and other milestones, including a total payment of $2.5 million upon the closing of an initial public offering. In addition, under an exchange agreement the Company entered into with Northern, the Company is obligated to make a payment to Northern of $0.1 million upon the closing of an initial public offering. The agreement has a perpetual term and no express termination rights. Upon the closing of the Company’s IPO in November 2017, the Company paid $2.6 million to Northern in connection with both the license and exchange agreements. This payment was recorded as research and development expense in the Company’s statement of operations and comprehensive loss for the year ended December 31, 2017.